Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of future minimum lease payments required under operating leases	As of December 31, 2022, the future minimum lease payments required under operating leases were as follows (in thousands):

2023	288
2024	248
2025	255
2026	43
Total minimum lease payments	$834